Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AdvisorShares Trust
Entity Central Index Key	0001408970
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000081186
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright ADR ETF
Trading Symbol	AADR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

AADR finished the fiscal year ended June 30, 2026, trailing its benchmark, the MSCI EAFE Index. The Fund was hampered by major pullbacks in formerly strong areas such as Precious Metals and Chinese equities. It also suffered from not being able to participate in the ascent of Korean equities such as SK Hynix and Samsung as they had no ADRs available during the fiscal year.

Q3 2025 went well for the Fund as Chinese equities and Precious Metals both provided a major boon for the portfolio. Chinese Equities began pulling back in a big way in Q4 though as 8 of our 10 worst performing positions for the quarter came from China. Major trend changes like this have historically created the toughest periods for relative strength strategies in general and this was no different. In the first half of 2026, the other major trend we had capitalized on (Precious Metals) also began underperforming, adding fuel to the fire. The Iran War shock also had a chilling effect on other high relative strength securities. Q2 2026 was especially tough as the AI trade we’ve seen in the US formally came to the International Equities, but in the form of SK Hynix and Samsung, which have huge weights in benchmarks but unfortunately did not have ADRs for us to trade.

Typically, missing out on the returns of two stocks doesn’t hamper a momentum portfolio too much, but given the weights of these stocks and the incredible returns (228% for SK Hynix and 100% for Samsung in Q2 alone) the effect was sizeable. Nevertheless, despite the headwinds, we’ve been through periods like this before and anticipate momentum latching on to new trends soon that will take us to new highs.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		MSCI EAFE Index (Net)
	AdvisorShares Dorsey Wright ADR ETF NAV
6/2016	$10,000	$10,000
7/2016	$10,460	$10,507
8/2016	$10,300	$10,514
9/2016	$10,402	$10,643
10/2016	$10,671	$10,426
11/2016	$10,444	$10,218
12/2016	$10,358	$10,567
1/2017	$11,337	$10,874
2/2017	$11,495	$11,030
3/2017	$11,930	$11,333
4/2017	$12,116	$11,622
5/2017	$12,170	$12,048
6/2017	$12,043	$12,027
7/2017	$12,811	$12,374
8/2017	$13,541	$12,369
9/2017	$14,338	$12,677
10/2017	$14,835	$12,869
11/2017	$14,422	$13,004
12/2017	$15,217	$13,213
1/2018	$16,159	$13,876
2/2018	$15,640	$13,249
3/2018	$15,200	$13,011
4/2018	$15,119	$13,308
5/2018	$14,955	$13,009
6/2018	$13,903	$12,850
7/2018	$13,807	$13,166
8/2018	$13,647	$12,912
9/2018	$14,015	$13,024
10/2018	$12,128	$11,987
11/2018	$11,554	$11,972
12/2018	$10,473	$11,391
1/2019	$11,580	$12,139
2/2019	$12,067	$12,449
3/2019	$11,895	$12,527
4/2019	$12,037	$12,880
5/2019	$12,029	$12,261
6/2019	$13,048	$12,988
7/2019	$13,278	$12,824
8/2019	$13,018	$12,491
9/2019	$12,551	$12,849
10/2019	$13,260	$13,311
11/2019	$13,360	$13,461
12/2019	$14,231	$13,899
1/2020	$14,112	$13,608
2/2020	$13,021	$12,378
3/2020	$10,655	$10,726
4/2020	$12,093	$11,419
5/2020	$12,895	$11,916
6/2020	$13,969	$12,322
7/2020	$14,924	$12,609
8/2020	$14,849	$13,257
9/2020	$14,571	$12,913
10/2020	$14,061	$12,397
11/2020	$15,222	$14,319
12/2020	$16,027	$14,985
1/2021	$15,736	$14,825
2/2021	$16,434	$15,158
3/2021	$16,382	$15,506
4/2021	$17,120	$15,973
5/2021	$17,436	$16,494
6/2021	$17,515	$16,308
7/2021	$17,668	$16,431
8/2021	$17,927	$16,721
9/2021	$16,788	$16,235
10/2021	$17,182	$16,635
11/2021	$16,256	$15,860
12/2021	$17,048	$16,673
1/2022	$16,548	$15,867
2/2022	$15,610	$15,586
3/2022	$15,834	$15,687
4/2022	$14,455	$14,672
5/2022	$14,995	$14,782
6/2022	$13,047	$13,410
7/2022	$13,761	$14,078
8/2022	$13,335	$13,410
9/2022	$11,957	$12,155
10/2022	$12,808	$12,809
11/2022	$13,702	$14,252
12/2022	$13,111	$14,263
1/2023	$13,818	$15,418
2/2023	$13,335	$15,096
3/2023	$13,306	$15,471
4/2023	$13,218	$15,907
5/2023	$12,668	$15,234
6/2023	$13,659	$15,927
7/2023	$14,654	$16,443
8/2023	$14,415	$15,813
9/2023	$13,544	$15,273
10/2023	$13,119	$14,654
11/2023	$15,021	$16,014
12/2023	$15,524	$16,864
1/2024	$15,542	$16,961
2/2024	$16,143	$17,272
3/2024	$17,224	$17,840
4/2024	$16,898	$17,383
5/2024	$17,972	$18,056
6/2024	$17,298	$17,765
7/2024	$17,378	$18,286
8/2024	$17,693	$18,881
9/2024	$17,848	$19,055
10/2024	$18,049	$18,019
11/2024	$19,289	$17,917
12/2024	$19,457	$17,509
1/2025	$20,874	$18,429
2/2025	$21,087	$18,787
3/2025	$20,862	$18,711
4/2025	$20,994	$19,568
5/2025	$21,745	$20,463
6/2025	$22,216	$20,914
7/2025	$22,130	$20,621
8/2025	$23,261	$21,500
9/2025	$24,439	$21,911
10/2025	$23,852	$22,169
11/2025	$24,303	$22,307
12/2025	$24,275	$22,976
1/2026	$26,098	$24,175
2/2026	$26,731	$25,293
3/2026	$23,209	$22,691
4/2026	$24,001	$24,381
5/2026	$24,364	$25,129
6/2026	$23,509	$25,146

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares Dorsey Wright ADR ETF NAV	5.82%	6.07%	8.92%
MSCI EAFE Index (Net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 41,743,968
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 373,310
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$41,743,968
  Total advisory fees paid$373,310
  Total number of portfolio holdings38
  Period portfolio turnover rate106%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Pharmaceuticals	20.2%
Banks	16.5%
Telecommunications	15.4%
Money Market Fund	9.3%
Semiconductors	8.4%
Oil & Gas	8.2%
Mining	6.5%
Aerospace/Defense	5.5%
Auto Parts & Equipment	4.5%
Building Materials	2.8%
Electric	2.7%
Agriculture	2.4%
Diversified Financial Services	2.2%
Other	4.1%
Assets Less Liabilities	(8.7)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000216698
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Trading Symbol	DWAW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

During the fiscal year ended June 30, 2026, DWAW outperformed its benchmark, the MSCI ACWI Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a universe of broad ETFs that cover size, styles, and global themes. The primary reason for the outperformance was due to sharp improvement in the final months of the fiscal year as the Fund rebounded after a brief period of consolidation. The Fund moved to overweight international equities in January 2026, allowing the strategy to benefit from the positive relative strength demonstrated by foreign stocks throughout the first half of 2026. The Fund also added exposure to the iShares MSCI Value Factor ETF (ticker: VLUE) in March 2026, which helped the strategy to outperform into the close of the fiscal year. As of fiscal year end, the Fund was overweight international equities with additional exposure toward US value and US quality.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		MSCI All Country World Index (Net)
	AdvisorShares Dorsey Wright FSM All Cap World ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$9,948	$10,001
1/31/2020	$10,093	$9,890
2/29/2020	$9,536	$9,091
3/31/2020	$8,733	$7,864
4/30/2020	$10,040	$8,706
5/31/2020	$10,715	$9,085
6/30/2020	$11,176	$9,375
7/31/2020	$11,991	$9,871
8/31/2020	$12,837	$10,475
9/30/2020	$12,353	$10,138
10/31/2020	$12,180	$9,891
11/30/2020	$13,824	$11,110
12/31/2020	$14,807	$11,626
1/31/2021	$15,141	$11,573
2/28/2021	$15,260	$11,841
3/31/2021	$14,638	$12,158
4/30/2021	$15,259	$12,689
5/31/2021	$14,898	$12,887
6/30/2021	$14,607	$13,057
7/31/2021	$14,530	$13,147
8/31/2021	$14,883	$13,476
9/30/2021	$14,191	$12,919
10/31/2021	$15,264	$13,578
11/30/2021	$15,304	$13,251
12/31/2021	$15,309	$13,781
1/31/2022	$13,602	$13,105
2/28/2022	$13,384	$12,766
3/31/2022	$13,787	$13,043
4/30/2022	$13,006	$11,999
5/31/2022	$13,313	$12,013
6/30/2022	$12,273	$11,000
7/31/2022	$12,801	$11,768
8/31/2022	$12,444	$11,335
9/30/2022	$11,309	$10,250
10/31/2022	$12,571	$10,868
11/30/2022	$13,311	$11,711
12/31/2022	$12,624	$11,251
1/31/2023	$13,811	$12,057
2/28/2023	$13,156	$11,711
3/31/2023	$12,657	$12,073
4/30/2023	$12,683	$12,246
5/31/2023	$12,243	$12,115
6/30/2023	$12,841	$12,818
7/31/2023	$13,321	$13,288
8/31/2023	$12,939	$12,916
9/30/2023	$12,332	$12,382
10/31/2023	$11,904	$12,010
11/30/2023	$13,171	$13,118
12/31/2023	$14,018	$13,748
1/31/2024	$14,182	$13,829
2/29/2024	$15,038	$14,422
3/31/2024	$15,342	$14,875
4/30/2024	$14,576	$14,384
5/31/2024	$15,371	$14,969
6/30/2024	$16,176	$15,302
7/31/2024	$15,880	$15,549
8/31/2024	$15,901	$15,944
9/30/2024	$16,223	$16,314
10/31/2024	$16,071	$15,948
11/30/2024	$17,393	$16,544
12/31/2024	$16,633	$16,153
1/31/2025	$17,296	$16,695
2/28/2025	$16,621	$16,594
3/31/2025	$15,330	$15,939
4/30/2025	$15,556	$16,088
5/31/2025	$16,730	$17,012
6/30/2025	$17,198	$17,776
7/31/2025	$17,104	$18,017
8/31/2025	$17,319	$18,462
9/30/2025	$18,147	$19,131
10/31/2025	$18,292	$19,559
11/30/2025	$18,184	$19,557
12/31/2025	$18,393	$19,761
1/31/2026	$18,913	$20,347
2/28/2026	$19,400	$20,608
3/31/2026	$17,881	$19,128
4/30/2026	$19,747	$21,074
5/31/2026	$21,147	$22,162
6/30/2026	$21,294	$21,984

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM All Cap World ETF NAV	23.82%	7.83%	12.31%
MSCI All Country World Index (Net)	23.67%	10.98%	12.86%

Performance Inception Date	Dec. 26, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 94,264,756
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 647,112
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$94,264,756
  Total advisory fees paid$647,112
  Total number of portfolio holdings7
  Period portfolio turnover rate207%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Equity Fund	99.0%
Money Market Funds	3.5%
Assets Less Liabilities	(2.5)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000216699
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM US Core ETF
Trading Symbol	DWUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

During the fiscal year ended June 30, 2026, DWUS outperformed its benchmark, the S&P 500 Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a small lineup of US large cap core equity ETFs. The primary reason the Fund outperformed over the fiscal year was due to improvement in June 2026 that led to a strong rebound after a brief period of consolidation. This came from exposure to growth-oriented US equities through the Invesco QQQ Trust (ticker: QQQ), which moved into the portfolio in June 2026, and the iShares MSCI USA Momentum ETF (ticker: MTUM), which was added to the portfolio in May 2026. The Fund only saw four trades during the fiscal year, highlighting the relative consistency in trends experienced throughout the year. The Fund remains fully invested in a risk-on posture as we move into the back half of 2026.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Dorsey Wright FSM US Core ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$10,000	$9,974
1/31/2020	$10,292	$9,970
2/29/2020	$9,563	$9,149
3/31/2020	$8,657	$8,019
4/30/2020	$9,801	$9,047
5/31/2020	$10,401	$9,478
6/30/2020	$10,943	$9,667
7/31/2020	$11,716	$10,212
8/31/2020	$12,903	$10,946
9/30/2020	$12,282	$10,530
10/31/2020	$11,828	$10,250
11/30/2020	$13,110	$11,372
12/31/2020	$13,647	$11,809
1/31/2021	$13,760	$11,690
2/28/2021	$13,701	$12,012
3/31/2021	$13,727	$12,538
4/30/2021	$14,606	$13,207
5/31/2021	$14,341	$13,300
6/30/2021	$14,782	$13,610
7/31/2021	$15,082	$13,933
8/31/2021	$15,569	$14,357
9/30/2021	$14,821	$13,689
10/31/2021	$15,784	$14,648
11/30/2021	$15,722	$14,547
12/31/2021	$16,284	$15,199
1/31/2022	$15,207	$14,412
2/28/2022	$14,793	$13,981
3/31/2022	$15,322	$14,500
4/30/2022	$13,775	$13,235
5/31/2022	$13,820	$13,260
6/30/2022	$12,865	$12,165
7/31/2022	$13,674	$13,287
8/31/2022	$13,301	$12,745
9/30/2022	$12,136	$11,571
10/31/2022	$13,126	$12,508
11/30/2022	$13,923	$13,207
12/31/2022	$13,467	$12,446
1/31/2023	$13,960	$13,228
2/28/2023	$13,373	$12,905
3/31/2023	$13,552	$13,379
4/30/2023	$13,678	$13,588
5/31/2023	$13,892	$13,647
6/30/2023	$14,843	$14,549
7/31/2023	$15,373	$15,016
8/31/2023	$15,119	$14,777
9/30/2023	$14,368	$14,073
10/31/2023	$14,054	$13,777
11/30/2023	$15,439	$15,035
12/31/2023	$16,207	$15,718
1/31/2024	$16,470	$15,982
2/29/2024	$17,552	$16,835
3/31/2024	$17,907	$17,377
4/30/2024	$17,012	$16,667
5/31/2024	$17,977	$17,494
6/30/2024	$18,956	$18,122
7/31/2024	$18,595	$18,342
8/31/2024	$18,670	$18,787
9/30/2024	$19,097	$19,188
10/31/2024	$18,915	$19,014
11/30/2024	$20,194	$20,130
12/31/2024	$19,528	$19,651
1/31/2025	$20,353	$20,198
2/28/2025	$20,180	$19,934
3/31/2025	$18,878	$18,811
4/30/2025	$19,130	$18,684
5/31/2025	$20,269	$19,860
6/30/2025	$20,603	$20,869
7/31/2025	$20,607	$21,338
8/31/2025	$20,895	$21,770
9/30/2025	$22,007	$22,565
10/31/2025	$22,420	$23,093
11/30/2025	$22,062	$23,150
12/31/2025	$22,005	$23,164
1/31/2026	$22,370	$23,500
2/28/2026	$21,971	$23,321
3/31/2026	$20,639	$22,160
4/30/2026	$23,067	$24,485
5/31/2026	$24,864	$25,774
6/30/2026	$25,792	$25,529

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM US Core ETF NAV	25.18%	11.78%	15.66%
S&P 500 Index	22.32%	13.41%	15.48%

Performance Inception Date	Dec. 26, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 130,367,594
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 898,855
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$130,367,594
  Total advisory fees paid$898,855
  Total number of portfolio holdings4
  Period portfolio turnover rate204%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Equity Fund	99.9%
Money Market Funds	2.3%
Assets Less Liabilities	(2.2)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000201033
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright Short ETF
Trading Symbol	DWSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$315	3.31%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	3.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

DWSH finished the fiscal year ended June 30, 2026, well ahead of its benchmark, the inverse of the S&P 500 Total Return Index. It’s been a good year for the Fund predominantly because the AI trade has made the market somewhat narrow. By largely not shorting the high momentum AI stocks then, the Fund capitalized on other areas not doing as well.

The first three quarters of the fiscal year were somewhat lackluster for the Fund as it mostly matched the inverse performance of the S&P 500 Total Return Index while sometimes lagging a bit or outperforming a bit. Most of the overall outperformance came in Q2 2026 as AI stocks exploded off the Iran War bottom in late March. From there the S&P 500 TR Index moved up 15.2% over the quarter. Normally that would be a tough market for DWSH, but as mentioned before, the narrowness of the move (most of the return came from AI-related stocks) created an environment where as long as you didn’t short those names you could potentially outperform. That’s exactly what we saw as the Fund only dropped -4.35% over the quarter. This is a prime example of how negative momentum can work in one’s favor in a similar manner to the positive momentum we’re used to.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Dorsey Wright Short ETF NAV
7/10/2018	$10,000	$10,000
7/31/2018	$9,932	$10,085
8/31/2018	$9,952	$10,414
9/30/2018	$10,045	$10,473
10/31/2018	$11,152	$9,757
11/30/2018	$10,683	$9,956
12/31/2018	$12,214	$9,057
1/31/2019	$10,218	$9,783
2/28/2019	$9,812	$10,097
3/31/2019	$9,945	$10,293
4/30/2019	$9,476	$10,710
5/31/2019	$11,022	$10,029
6/30/2019	$9,973	$10,736
7/31/2019	$10,134	$10,891
8/31/2019	$11,354	$10,718
9/30/2019	$10,403	$10,919
10/31/2019	$10,388	$11,155
11/30/2019	$9,808	$11,560
12/31/2019	$9,129	$11,909
1/31/2020	$9,892	$11,904
2/29/2020	$11,054	$10,924
3/31/2020	$14,040	$9,575
4/30/2020	$10,062	$10,803
5/31/2020	$9,168	$11,317
6/30/2020	$7,753	$11,542
7/31/2020	$7,766	$12,193
8/31/2020	$7,112	$13,069
9/30/2020	$7,632	$12,573
10/31/2020	$7,205	$12,238
11/30/2020	$5,014	$13,578
12/31/2020	$4,606	$14,100
1/31/2021	$4,280	$13,958
2/28/2021	$3,975	$14,343
3/31/2021	$3,725	$14,971
4/30/2021	$3,592	$15,770
5/31/2021	$3,520	$15,880
6/30/2021	$3,444	$16,251
7/31/2021	$3,491	$16,637
8/31/2021	$3,466	$17,142
9/30/2021	$3,532	$16,345
10/31/2021	$3,499	$17,490
11/30/2021	$3,742	$17,369
12/31/2021	$3,424	$18,148
1/31/2022	$3,420	$17,208
2/28/2022	$3,437	$16,693
3/31/2022	$3,365	$17,313
4/30/2022	$3,740	$15,803
5/31/2022	$3,797	$15,832
6/30/2022	$4,207	$14,525
7/31/2022	$3,759	$15,865
8/31/2022	$3,867	$15,218
9/30/2022	$4,464	$13,816
10/31/2022	$3,998	$14,935
11/30/2022	$3,696	$15,769
12/31/2022	$3,992	$14,861
1/31/2023	$3,287	$15,795
2/28/2023	$3,459	$15,409
3/31/2023	$3,628	$15,975
4/30/2023	$3,672	$16,224
5/31/2023	$3,868	$16,295
6/30/2023	$3,521	$17,372
7/31/2023	$3,157	$17,930
8/31/2023	$3,380	$17,644
9/30/2023	$3,680	$16,803
10/31/2023	$3,996	$16,450
11/30/2023	$3,608	$17,952
12/31/2023	$3,110	$18,767
1/31/2024	$3,251	$19,083
2/29/2024	$3,214	$20,102
3/31/2024	$3,093	$20,749
4/30/2024	$3,306	$19,901
5/31/2024	$3,229	$20,888
6/30/2024	$3,320	$21,637
7/31/2024	$3,102	$21,901
8/31/2024	$3,217	$22,432
9/30/2024	$3,158	$22,911
10/31/2024	$3,310	$22,703
11/30/2024	$3,107	$24,036
12/31/2024	$3,293	$23,463
1/31/2025	$3,242	$24,116
2/28/2025	$3,417	$23,802
3/31/2025	$3,525	$22,461
4/30/2025	$3,849	$22,308
5/31/2025	$3,690	$23,713
6/30/2025	$3,479	$24,918
7/31/2025	$3,351	$25,478
8/31/2025	$3,132	$25,994
9/30/2025	$3,228	$26,943
10/31/2025	$3,308	$27,574
11/30/2025	$3,264	$27,641
12/31/2025	$3,228	$27,658
1/31/2026	$3,114	$28,059
2/28/2026	$3,090	$27,846
3/31/2026	$3,282	$26,459
4/30/2026	$3,211	$29,236
5/31/2026	$3,172	$30,774
6/30/2026	$3,140	$30,481

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 7/10/2018
AdvisorShares Dorsey Wright Short ETF NAV	-9.75%	-1.83%	-13.52%
S&P 500 Index	22.32%	13.41%	15.00%

Performance Inception Date	Jul. 10, 2018
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 10,809,217
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 24,025
InvestmentCompanyPortfolioTurnover	257.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$10,809,217
  Total advisory fees paid$24,025
  Total number of portfolio holdings100
  Period portfolio turnover rate257%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Software	(16.3)%
Commercial Services	(12.1)%
Computers	(11.0)%
Retail	(8.6)%
Food	(6.9)%
Healthcare - Products	(6.2)%
Internet	(5.7)%
Media	(3.6)%
Insurance	(3.4)%
Diversified Financial Services	(2.4)%
Packaging & Containers	(2.3)%
Home Builders	(2.0)%
Other	(22.0)%
Money Market Fund	82.9%
Assets Less Liabilities	119.6%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000173320
Shareholder Report [Line Items]
Fund Name	AdvisorShares Focused Equity ETF
Trading Symbol	CWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$64	0.65%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Over the past several months, CWS was impacted by several important financial and geopolitical events, most prominently the ongoing war in Ukraine and the war with Iran. At the onset of hostilities with Iran, the price for oil rose to nearly $120 per barrel.

During the final four months of 2025, the Federal Reserve voted to lower interest rates three times, bringing the Fed’s target rate for overnight loans to 3.50% to 3.75%, an attempt to spur economic growth despite a generally elevated environment for inflation. The Fed later brought these rate cuts to an end, making no changes to interest rates during the first half of 2026. By mid-year,  market participants expected the Fed to raise interest rates before year-end, with the possibility of two hikes by 2027. In May 2026, Kevin Warsh took over from Jerome Powell as Chairman of the Federal Reserve. Mr. Warsh appears to favor a more aggressive approach to inflation, and he has streamlined the Fed’s policy statements. Lower interest rates are generally beneficial for the stock market and our ETF. They cut borrowing costs and ease the valuation competition that bonds pose to stocks, so as yields go down, stocks tend to rise.

Conversely, higher oil prices act as a tax on consumer spending. Each dollar that is spent at the pump is one that’s not spent at the shopping mall. As 2026 went on, oil prices gradually started to fall, and by mid-year, oil dipped below $70 per barrel.

One of our new stocks for 2026, Casey’s General Stores (CASY), runs a successful pizza and gasoline business. The idea is to bring in customers  looking for gasoline and sell them pizza while they wait. It has been a winning formula, and Casey’s has profited amid the volatility in energy markets.

Most of the ETF’s holdings are high-quality stocks with a conservative profile, and the Fund tends to be less volatile than the overall market. While CWS is not a strictly value fund, it tends to move in general alignment with value indexes.

The Fund was greatly helped in 2025 and 2026 by additions of Comfort Systems USA (FIX) and IES Holdings (IESC). Both have benefited enormously from very large investments in data storage facilities needed to help power AI services. Relatedly, the Fund holds Amphenol (APH) which is a key manufacturer of fiber optic connectors.

CWS also has a large allocation of healthcare stocks currently including Stryker (SYK), Abbott Laboratories (ABT), ResMed (RMD), Henry Schein (HSIC), Cencora (COR) and McKesson (MCK). The healthcare sector was out of favor over the last 12 months, which was an obstacle for the Fund. Many of our positions there are defensive in nature, which was also at odds with the market’s temperament as Wall Street shifted towards a more aggressive outlook. Many tech stocks did well while many conservative stocks lagged.

In the financial services sector, CWS owns Fair Isaac (FICO), Broadridge Financial Solutions (BR), Moody’s (MCO), FactSet Research Systems (FDS) and Intercontinental Exchange (ICE).

The Fund holds many stocks that dominate their respective industries. One is Allison Transmission Holdings (ALSN), the world’s largest maker of fully automatic transmissions for medium- and heavy-duty commercial vehicles and medium- and heavy-tactical U.S. defense vehicles. Another good example is HEICO (HEI), which makes replacement parts for the aircraft industry.

CWS is a conservative fund made up of high-quality stocks. We remain optimistic for strong performance for the rest of 2026.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Focused Equity ETF NAV
9/20/2016	$10,000	$10,000
9/30/2016	$10,080	$10,137
10/31/2016	$9,901	$9,952
11/30/2016	$10,385	$10,321
12/31/2016	$10,378	$10,525
1/31/2017	$10,789	$10,725
2/28/2017	$10,996	$11,151
3/31/2017	$11,087	$11,164
4/30/2017	$11,302	$11,278
5/31/2017	$11,331	$11,437
6/30/2017	$11,439	$11,508
7/31/2017	$11,428	$11,745
8/31/2017	$11,274	$11,781
9/30/2017	$11,590	$12,024
10/31/2017	$11,919	$12,305
11/30/2017	$12,400	$12,682
12/31/2017	$12,524	$12,823
1/31/2018	$12,936	$13,557
2/28/2018	$12,635	$13,057
3/31/2018	$12,417	$12,726
4/30/2018	$12,333	$12,774
5/31/2018	$12,398	$13,082
6/30/2018	$12,762	$13,163
7/31/2018	$13,131	$13,652
8/31/2018	$13,581	$14,097
9/30/2018	$13,596	$14,177
10/31/2018	$12,587	$13,208
11/30/2018	$13,137	$13,478
12/31/2018	$11,810	$12,261
1/31/2019	$12,688	$13,243
2/28/2019	$13,259	$13,668
3/31/2019	$13,343	$13,934
4/30/2019	$13,923	$14,498
5/31/2019	$13,497	$13,577
6/30/2019	$14,177	$14,534
7/31/2019	$14,441	$14,743
8/31/2019	$14,444	$14,509
9/30/2019	$14,478	$14,781
10/31/2019	$14,623	$15,101
11/30/2019	$15,228	$15,649
12/31/2019	$15,402	$16,121
1/31/2020	$15,556	$16,115
2/29/2020	$14,160	$14,788
3/31/2020	$12,652	$12,962
4/30/2020	$14,008	$14,623
5/31/2020	$14,814	$15,320
6/30/2020	$14,747	$15,624
7/31/2020	$15,998	$16,505
8/31/2020	$16,496	$17,692
9/30/2020	$16,103	$17,020
10/31/2020	$15,765	$16,567
11/30/2020	$17,208	$18,381
12/31/2020	$18,007	$19,087
1/31/2021	$17,585	$18,895
2/28/2021	$17,638	$19,416
3/31/2021	$18,462	$20,266
4/30/2021	$19,478	$21,347
5/31/2021	$19,282	$21,497
6/30/2021	$19,341	$21,998
7/31/2021	$20,001	$22,521
8/31/2021	$20,275	$23,206
9/30/2021	$19,221	$22,126
10/31/2021	$20,502	$23,677
11/30/2021	$20,370	$23,513
12/31/2021	$21,844	$24,566
1/31/2022	$20,269	$23,295
2/28/2022	$19,677	$22,598
3/31/2022	$19,925	$23,437
4/30/2022	$18,768	$21,393
5/31/2022	$18,606	$21,432
6/30/2022	$17,547	$19,663
7/31/2022	$19,194	$21,476
8/31/2022	$18,475	$20,600
9/30/2022	$17,085	$18,703
10/31/2022	$18,829	$20,217
11/30/2022	$20,348	$21,347
12/31/2022	$19,758	$20,117
1/31/2023	$21,193	$21,381
2/28/2023	$20,679	$20,859
3/31/2023	$21,138	$21,625
4/30/2023	$21,170	$21,963
5/31/2023	$20,379	$22,058
6/30/2023	$22,388	$23,516
7/31/2023	$23,183	$24,271
8/31/2023	$22,981	$23,885
9/30/2023	$21,718	$22,746
10/31/2023	$20,637	$22,268
11/30/2023	$23,075	$24,301
12/31/2023	$24,750	$25,405
1/31/2024	$25,051	$25,832
2/29/2024	$25,753	$27,212
3/31/2024	$26,559	$28,087
4/30/2024	$25,372	$26,940
5/31/2024	$26,199	$28,276
6/30/2024	$26,015	$29,290
7/31/2024	$27,690	$29,647
8/31/2024	$28,383	$30,366
9/30/2024	$28,753	$31,015
10/31/2024	$28,213	$30,733
11/30/2024	$29,894	$32,537
12/31/2024	$27,267	$31,762
1/31/2025	$28,568	$32,646
2/28/2025	$28,279	$32,220
3/31/2025	$27,552	$30,405
4/30/2025	$27,395	$30,199
5/31/2025	$28,775	$32,100
6/30/2025	$29,448	$33,732
7/31/2025	$28,992	$34,489
8/31/2025	$29,050	$35,188
9/30/2025	$28,896	$36,472
10/31/2025	$28,289	$37,326
11/30/2025	$29,103	$37,418
12/31/2025	$28,990	$37,441
1/31/2026	$28,983	$37,984
2/28/2026	$29,495	$37,695
3/31/2026	$27,360	$35,818
4/30/2026	$28,952	$39,576
5/31/2026	$28,509	$41,659
6/30/2026	$28,811	$41,263

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 9/20/2016
AdvisorShares Focused Equity ETF NAV	-2.16%	8.30%	11.43%
S&P 500 Index	22.32%	13.41%	15.60%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 132,397,860
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 897,311
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$132,397,860
  Total advisory fees paid$897,311
  Total number of portfolio holdings26
  Period portfolio turnover rate27%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Engineering & Construction	16.0%
Healthcare - Products	13.3%
Pharmaceuticals	11.5%
Software	9.2%
Commercial Services	6.5%
Retail	5.7%
Electronics	5.3%
Auto Parts & Equipment	4.6%
Aerospace/Defense	4.4%
Computers	4.4%
Food	4.3%
Metal Fabricate/Hardware	4.2%
Water	4.1%
Other	6.6%
Assets Less Liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000227805
Shareholder Report [Line Items]
Fund Name	AdvisorShares Gerber Kawasaki ETF
Trading Symbol	GK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The past 12 months (July 2025 through June 2026) marked one of the strongest periods in the Fund’s history. The Fund significantly outperformed its benchmark, driven by our long-standing conviction in artificial intelligence, technology, and other transformational investment themes.

Several years ago, we began positioning the portfolio around what we believed would become the defining investment opportunity of this decade: the rapid adoption of AI. That conviction proved to be well-founded, as our investments in AI infrastructure, semiconductors, and enabling technologies generated exceptional returns during the fiscal year.

In addition to AI, we identified early opportunities in power, infrastructure, and defense, recognizing that the unprecedented buildout of data centers and AI computing capacity would require massive investments in electrical infrastructure, industrial equipment, and energy systems. Our overweight positions in these areas were significant contributors to performance and helped drive substantial outperformance versus the broader market.

Our semiconductor investments were particularly successful. We recognized early the critical role that advanced chip manufacturers would play in enabling AI, and holdings such as Micron delivered exceptional gains over the past year. As these positions appreciated, we prudently trimmed some holdings to maintain appropriate portfolio diversification and remain within our investment guidelines.

Looking ahead, we continue to believe the long-term investment opportunity remains compelling. AI infrastructure is still in its early stages, and we expect continued investment across semiconductors, networking, data centers, power generation, and industrial infrastructure for years to come. Beyond AI, we remain optimistic about several other secular growth themes, including GLP-1 and other innovative healthcare technologies, as well as select financial companies benefiting from long-term structural trends.

The Fund remains a diversified, actively managed thematic portfolio focused on investing in powerful long-term trends rather than short-term market movements. Our primary investment themes include, AI & Technology, Infrastructure, Power & Defense, Streaming, Sports & Entertainment, and Beyond (emerging growth opportunities across multiple industries). This has been one of the strongest 12-month periods since the Fund’s inception, and we are extremely pleased with the results. As we celebrate our fifth anniversary, we are grateful for the trust and support of our investors.

The Fund launched at the beginning of one of the most challenging bear markets in recent history, which weighed on our longer-term performance. Over the subsequent years, the Fund’s results reflected the performance of its investment process and thematic approach. Excluding the extraordinary market environment of 2022, we are proud of the performance we have delivered throughout 2023, 2024, 2025, and now 2026.

We believe the next five years presents a compelling investment opportunity. While challenges and market volatility will undoubtedly remain, we have increasing confidence that the AI revolution, along with the massive infrastructure investments required to support it, will continue to reshape the global economy. We believe the Fund is well positioned to capitalize on these transformational trends while identifying the next generation of innovative companies driving economic growth.

Thank you for your continued confidence and support. We look forward to building on this success and delivering long-term value for our investors in the years ahead.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Gerber Kawasaki ETF NAV
7/1/2021	$10,000	$10,000
7/31/2021	$10,163	$10,184
8/31/2021	$10,473	$10,493
9/30/2021	$9,879	$10,005
10/31/2021	$10,951	$10,706
11/30/2021	$10,857	$10,632
12/31/2021	$10,587	$11,109
1/31/2022	$9,175	$10,534
2/28/2022	$8,826	$10,218
3/31/2022	$9,132	$10,598
4/30/2022	$7,586	$9,674
5/31/2022	$7,295	$9,691
6/30/2022	$6,529	$8,891
7/31/2022	$7,375	$9,711
8/31/2022	$6,967	$9,315
9/30/2022	$6,256	$8,457
10/31/2022	$6,591	$9,142
11/30/2022	$6,871	$9,653
12/31/2022	$6,051	$9,097
1/31/2023	$6,790	$9,668
2/28/2023	$6,817	$9,432
3/31/2023	$6,905	$9,779
4/30/2023	$6,691	$9,931
5/31/2023	$6,721	$9,975
6/30/2023	$7,261	$10,634
7/31/2023	$7,500	$10,975
8/31/2023	$7,141	$10,800
9/30/2023	$6,628	$10,285
10/31/2023	$6,267	$10,069
11/30/2023	$6,922	$10,989
12/31/2023	$7,345	$11,488
1/31/2024	$7,536	$11,681
2/29/2024	$8,120	$12,305
3/31/2024	$8,429	$12,701
4/30/2024	$7,918	$12,182
5/31/2024	$8,342	$12,786
6/30/2024	$8,724	$13,245
7/31/2024	$8,506	$13,406
8/31/2024	$8,523	$13,731
9/30/2024	$8,704	$14,024
10/31/2024	$8,537	$13,897
11/30/2024	$9,119	$14,713
12/31/2024	$8,830	$14,362
1/31/2025	$8,987	$14,762
2/28/2025	$8,670	$14,570
3/31/2025	$7,888	$13,749
4/30/2025	$8,231	$13,655
5/31/2025	$8,944	$14,515
6/30/2025	$9,665	$15,253
7/31/2025	$10,091	$15,595
8/31/2025	$10,120	$15,912
9/30/2025	$10,616	$16,492
10/31/2025	$10,791	$16,879
11/30/2025	$10,556	$16,920
12/31/2025	$10,386	$16,930
1/31/2026	$10,522	$17,176
2/28/2026	$10,294	$17,045
3/31/2026	$9,571	$16,196
4/30/2026	$11,068	$17,896
5/31/2026	$12,128	$18,838
6/30/2026	$12,030	$18,658

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	Since Inception 7/1/2021
AdvisorShares Gerber Kawasaki ETF NAV	24.47%	3.77%
S&P 500 Index	22.32%	13.29%

Performance Inception Date	Jul. 01, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 31,878,541
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 70,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$31,878,541
  Total advisory fees paid$70,000
  Total number of portfolio holdings31
  Period portfolio turnover rate50%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Semiconductors	24.1%
Internet	17.0%
Machinery - Construction & Mining	7.6%
Pharmaceuticals	7.5%
Computers	6.7%
Retail	5.1%
Software	4.8%
Building Materials	4.7%
Commercial Services	4.0%
Money Market Fund	3.8%
Aerospace/Defense	2.9%
Diversified Financial Services	2.5%
Engineering & Construction	2.5%
Other	7.0%
Assets Less Liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000226855
Shareholder Report [Line Items]
Fund Name	AdvisorShares Hotel ETF
Trading Symbol	BEDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

BEDZ, covering the hotel and travel sector, saw improving fundamentals during the fiscal year ended June 30, 2026. U.S. hotel revenue per available room (RevPAR) growth strengthened over the period, with industry forecasts upgraded during the year to reflect stronger-than-expected demand. Leisure travel remained resilient, increasingly concentrated in secondary and warm-weather markets, while corporate and group travel showed signs of gradual recovery after a slower start to the period, supported by rising corporate travel budgets.

Anticipation of the FIFA World Cup, hosted across the U.S., Mexico, and Canada beginning in June 2026, contributed to improved sentiment and demand expectations for the hospitality sector toward the end of the fiscal year. New hotel supply growth remained constrained during the period, with a lower share of pipeline rooms under construction than in recent years, reflecting continued economic uncertainty and elevated construction and financing costs.

Operators continued to navigate cost pressures, including labor and utility expenses, while regional performance varied, with softness in select U.S. markets and stronger conditions internationally. The luxury and upper-upscale segments continued to outperform relative to mass-market tiers during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Hotel ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,512	$10,114
5/31/2021	$10,637	$10,185
6/30/2021	$10,081	$10,423
7/31/2021	$9,528	$10,670
8/31/2021	$9,976	$10,995
9/30/2021	$10,443	$10,484
10/31/2021	$10,790	$11,218
11/30/2021	$9,925	$11,140
12/31/2021	$10,901	$11,640
1/31/2022	$9,905	$11,037
2/28/2022	$10,489	$10,707
3/31/2022	$10,917	$11,104
4/30/2022	$10,287	$10,136
5/31/2022	$9,565	$10,155
6/30/2022	$8,111	$9,316
7/31/2022	$9,550	$10,175
8/31/2022	$9,107	$9,760
9/30/2022	$8,374	$8,862
10/31/2022	$9,512	$9,579
11/30/2022	$9,987	$10,114
12/31/2022	$9,459	$9,532
1/31/2023	$10,558	$10,130
2/28/2023	$10,435	$9,883
3/31/2023	$10,128	$10,246
4/30/2023	$10,097	$10,406
5/31/2023	$9,759	$10,451
6/30/2023	$10,490	$11,142
7/31/2023	$11,151	$11,500
8/31/2023	$10,581	$11,317
9/30/2023	$10,126	$10,777
10/31/2023	$9,529	$10,551
11/30/2023	$10,820	$11,514
12/31/2023	$11,726	$12,037
1/31/2024	$11,619	$12,239
2/29/2024	$12,225	$12,893
3/31/2024	$12,655	$13,308
4/30/2024	$11,881	$12,764
5/31/2024	$11,615	$13,397
6/30/2024	$11,812	$13,878
7/31/2024	$11,825	$14,047
8/31/2024	$11,987	$14,388
9/30/2024	$12,488	$14,695
10/31/2024	$12,950	$14,562
11/30/2024	$14,118	$15,416
12/31/2024	$13,871	$15,049
1/31/2025	$14,382	$15,468
2/28/2025	$13,419	$15,266
3/31/2025	$12,143	$14,406
4/30/2025	$11,709	$14,308
5/31/2025	$12,662	$15,209
6/30/2025	$13,258	$15,982
7/31/2025	$13,808	$16,341
8/31/2025	$14,648	$16,672
9/30/2025	$14,156	$17,281
10/31/2025	$13,404	$17,685
11/30/2025	$13,786	$17,729
12/31/2025	$14,337	$17,740
1/31/2026	$14,040	$17,997
2/28/2026	$14,302	$17,860
3/31/2026	$13,350	$16,971
4/30/2026	$14,534	$18,751
5/31/2026	$14,958	$19,738
6/30/2026	$16,021	$19,550

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 4/20/2021
AdvisorShares Hotel ETF NAV	20.84%	9.71%	9.50%
S&P 500 Index	22.32%	13.41%	13.78%

Performance Inception Date	Apr. 20, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 2,981,664
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$2,981,664
  Total advisory fees paid$0
  Total number of portfolio holdings22
  Period portfolio turnover rate121%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Oil & Gas Services	4.9%
Entertainment	5.4%
Internet	12.2%
Leisure Time	16.6%
Lodging	18.3%
REITS	38.4%
Money Market Fund	5.4%
Assets Less Liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000256704
Shareholder Report [Line Items]
Fund Name	AdvisorShares HVAC and Industrials ETF
Trading Symbol	HVAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares HVAC and Industrials ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares HVAC and Industrials ETF	$124	0.99%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the fiscal year ended June 30, 2026, HVAC achieved a positive return and benefited from continued investment in cooling, building efficiency, and infrastructure modernization. The heating, ventilation, and air conditioning industry remained supported by several long-term growth drivers, including rising global temperatures, urbanization, electrification, and increasing demand for more efficient and reliable building systems. Recurring heat waves across Europe also highlighted the region’s relatively low penetration of air-conditioning systems, supporting increased interest in residential and commercial cooling solutions.

The rapid expansion of artificial intelligence and cloud computing infrastructure remained an important source of demand during the period. Data centers require advanced cooling and thermal-management systems to support increasingly powerful computing equipment, creating opportunities for HVAC manufacturers, component suppliers, service providers, and other industrial companies involved in data center construction and operation.

The sector also continued to benefit from the replacement and modernization of aging HVAC systems. More stringent energy-efficiency standards, sustainability initiatives, and smart-building adoption encouraged building owners to upgrade legacy equipment, while recurring maintenance, repair, and replacement needs provided a degree of revenue resilience across economic cycles.

Looking ahead, near-term factors such as tariffs, input-cost pressures, construction activity, and industrial market volatility may affect individual companies. During the reporting period, HVAC and related industrial systems were increasingly important to data center development, climate adaptation, energy efficiency, infrastructure reliability, and the modernization of residential and commercial buildings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares HVAC and Industrials ETF NAV
2/3/2025	$10,000	$10,000
2/28/2025	$9,343	$9,945
3/31/2025	$8,847	$9,384
4/30/2025	$9,221	$9,321
5/31/2025	$10,374	$9,907
6/30/2025	$11,131	$10,411
7/31/2025	$12,203	$10,645
8/31/2025	$12,068	$10,861
9/30/2025	$12,305	$11,257
10/31/2025	$13,221	$11,521
11/30/2025	$12,910	$11,549
12/31/2025	$12,415	$11,556
1/31/2026	$13,715	$11,723
2/28/2026	$14,924	$11,634
3/31/2026	$13,706	$11,055
4/30/2026	$15,958	$12,215
5/31/2026	$16,132	$12,858
6/30/2026	$16,799	$12,735

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	Since Inception 2/3/2025
AdvisorShares HVAC and Industrials ETF NAV	50.92%	44.74%
S&P 500 Index	22.32%	18.81%

Performance Inception Date	Feb. 03, 2025
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 16,346,154
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$16,346,154
  Total advisory fees paid$0
  Total number of portfolio holdings23
  Period portfolio turnover rate174%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
REITS	2.5%
Aerospace/Defense	4.8%
Commercial Services	10.4%
Building Materials	12.5%
Electrical Components & Equipment	12.5%
Engineering & Construction	19.0%
Machinery - Construction & Mining	19.1%
Electronics	19.2%
Money Market Fund	0.4%
Assets Less Liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000099071
Shareholder Report [Line Items]
Fund Name	AdvisorShares Insider Advantage ETF
Trading Symbol	SURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The US equity market delivered strong but uneven returns during the fiscal year ended June 30, 2026, as investors navigated shifting interest-rate expectations, persistent inflation, geopolitical tensions, and an increasingly concentrated rally in artificial intelligence and semiconductor-related stocks.

The Fund’s overweight positions in Industrials and Health Care contributed positively to relative performance, supported by resilient capital spending, durable demand trends, and solid corporate fundamentals. By contrast, the underweight position in Technology was the largest detractor. Investor demand for companies exposed to artificial intelligence, advanced semiconductors, and related infrastructure remained exceptionally strong, driving substantial gains among the sector’s largest constituents.

Despite the Fund’s overall underweight exposure to Technology, several holdings in the Technology and Communication Services sectors generated significant positive returns. These companies benefited from accelerating global investment in AI infrastructure, data-processing capacity, and space-based communications services. Continued spending by governments and corporations created attractive opportunities for businesses with differentiated technologies and defensible market positions.

The Fund’s overweight position in Energy also contributed positively. Oil prices rose sharply during the first several months following the outbreak of war involving Iran, benefiting the Fund’s energy holdings. The sector also provided diversification and partially insulated the portfolio from heightened volatility in technology stocks.

Share repurchases remained an important source of support for US equities. During the first half of 2026, US companies announced more than $1 trillion in new stock-buyback authorizations, approximately 33% more than in the same period of 2025. We believe sustained corporate demand for shares should continue to support equity prices and provide a meaningful tailwind for the Fund’s strategy, which emphasizes financially sound companies actively returning capital to shareholders.

During the period, we maintained a constructive stance while closely monitoring market risks. Large initial public offerings presented potential competition for market liquidity and investor capital, while persistent inflation influenced expectations for the pace and magnitude of interest-rate reductions. Against this backdrop, the portfolio remained focused on high-quality businesses with strong balance sheets, durable cash flows, disciplined capital allocation, and a demonstrated commitment to share repurchases.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		Russell 3000 Index
	AdvisorShares Insider Advantage ETF NAV
6/2016	$10,996	$10,000
7/2016	$11,420	$10,397
8/2016	$11,602	$10,423
9/2016	$11,540	$10,440
10/2016	$11,556	$10,214
11/2016	$12,556	$10,671
12/2016	$12,734	$10,879
1/2017	$12,943	$11,084
2/2017	$13,261	$11,496
3/2017	$13,065	$11,504
4/2017	$13,028	$11,626
5/2017	$12,871	$11,745
6/2017	$13,256	$11,851
7/2017	$13,380	$12,074
8/2017	$13,109	$12,098
9/2017	$13,584	$12,393
10/2017	$13,572	$12,663
11/2017	$14,198	$13,048
12/2017	$14,354	$13,178
1/2018	$14,911	$13,873
2/2018	$14,124	$13,361
3/2018	$13,812	$13,093
4/2018	$13,638	$13,143
5/2018	$13,694	$13,514
6/2018	$13,675	$13,602
7/2018	$14,096	$14,054
8/2018	$14,194	$14,547
9/2018	$14,124	$14,571
10/2018	$13,032	$13,498
11/2018	$13,396	$13,769
12/2018	$12,088	$12,487
1/2019	$12,977	$13,559
2/2019	$13,323	$14,036
3/2019	$13,372	$14,241
4/2019	$13,799	$14,810
5/2019	$13,133	$13,851
6/2019	$13,913	$14,824
7/2019	$14,128	$15,044
8/2019	$14,149	$14,738
9/2019	$14,223	$14,996
10/2019	$14,490	$15,319
11/2019	$14,936	$15,902
12/2019	$15,481	$16,361
1/2020	$15,121	$16,343
2/2020	$13,876	$15,005
3/2020	$11,688	$12,941
4/2020	$13,111	$14,655
5/2020	$13,642	$15,439
6/2020	$13,686	$15,792
7/2020	$14,162	$16,689
8/2020	$14,735	$17,898
9/2020	$14,313	$17,246
10/2020	$14,021	$16,874
11/2020	$16,281	$18,927
12/2020	$16,851	$19,778
1/2021	$16,643	$19,690
2/2021	$17,700	$20,306
3/2021	$18,785	$21,033
4/2021	$19,652	$22,118
5/2021	$20,301	$22,219
6/2021	$19,951	$22,767
7/2021	$19,866	$23,152
8/2021	$20,190	$23,812
9/2021	$19,496	$22,743
10/2021	$20,522	$24,281
11/2021	$19,643	$23,912
12/2021	$20,757	$24,853
1/2022	$20,662	$23,391
2/2022	$20,425	$22,802
3/2022	$20,628	$23,542
4/2022	$19,273	$21,429
5/2022	$19,740	$21,400
6/2022	$18,133	$19,610
7/2022	$19,174	$21,450
8/2022	$18,378	$20,649
9/2022	$16,467	$18,734
10/2022	$18,668	$20,271
11/2022	$19,787	$21,329
12/2022	$18,386	$20,080
1/2023	$20,129	$21,463
2/2023	$20,086	$20,961
3/2023	$19,300	$21,522
4/2023	$19,075	$21,751
5/2023	$18,582	$21,836
6/2023	$20,451	$23,327
7/2023	$21,508	$24,163
8/2023	$20,976	$23,696
9/2023	$20,359	$22,568
10/2023	$19,640	$21,969
11/2023	$21,300	$24,018
12/2023	$22,696	$25,292
1/2024	$22,829	$25,572
2/2024	$24,084	$26,956
3/2024	$25,383	$27,826
4/2024	$23,873	$26,602
5/2024	$24,759	$27,858
6/2024	$24,356	$28,721
7/2024	$22,476	$29,255
8/2024	$22,683	$29,892
9/2024	$23,067	$30,510
10/2024	$22,803	$30,286
11/2024	$24,370	$32,301
12/2024	$22,715	$31,313
1/2025	$23,434	$32,302
2/2025	$22,850	$31,683
3/2025	$21,748	$29,835
4/2025	$21,289	$29,635
5/2025	$22,198	$31,513
6/2025	$22,896	$33,114
7/2025	$23,404	$33,843
8/2025	$24,448	$34,626
9/2025	$24,672	$35,821
10/2025	$24,410	$36,589
11/2025	$24,928	$36,690
12/2025	$25,555	$36,682
1/2026	$26,266	$37,251
2/2026	$26,956	$37,074
3/2026	$25,547	$35,231
4/2026	$27,591	$38,825
5/2026	$28,327	$40,792
6/2026	$29,873	$40,667

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares Insider Advantage ETF NAV	28.04%	10.49%	11.57%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 56,551,318
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 305,516
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$56,551,318
  Total advisory fees paid$305,516
  Total number of portfolio holdings102
  Period portfolio turnover rate165%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Semiconductors	10.5%
Commercial Services	9.4%
Internet	7.3%
Software	6.6%
Diversified Financial Services	6.6%
Oil & Gas	6.6%
Healthcare - Services	4.1%
Miscellaneous Manufacturing	3.6%
Computers	3.5%
Insurance	3.5%
Retail	3.4%
Home Builders	3.0%
Lodging	2.9%
Other	29.3%
Assets Less Liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000237353
Shareholder Report [Line Items]
Fund Name	AdvisorShares MSOS Daily Leveraged ETF
Trading Symbol	MSOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

MSOX experienced positive returns and significant volatility during the fiscal year ended June 30, 2026, as its leveraged structure amplified movements within the underlying U.S. cannabis sector. Designed for sophisticated, risk-tolerant investors seeking magnified daily exposure to cannabis-related market movements, MSOX seeks to provide daily leveraged returns, that reset on a daily basis, tied to the performance of the AdvisorShares Pure US Cannabis ETF (ticker: MSOS).

The Fund uses total return swap derivative contracts with multiple counterparties that are designed to account for all of the Fund’s daily leveraged performance. These swaps and their cash collateral account for almost all of the Fund's total assets. The Fund does not use other derivatives for additional leverage exposure or for hedging.

The Fund’s concentrated exposure to U.S. cannabis companies made it particularly responsive to regulatory and policy developments during the period. The April 2026 Final Order rescheduling qualifying state-licensed medical cannabis from Schedule I to Schedule III represented a meaningful change for the industry, including relief from the tax burden imposed by Section 280E for affected operators. These developments, together with improving capital markets activity and the first uplistings of U.S. cannabis companies to the NYSE, contributed to renewed investor interest in the sector.

Looking ahead, MSOX remains positioned to provide amplified exposure to potential industry catalysts, including the implementation of rescheduling, additional regulatory guidance, broader federal reform, and continued expansion of state cannabis markets. However, competitive pressures, regulatory uncertainty, market fragmentation, and the effects of daily leverage and compounding may continue to result in substantial volatility. AdvisorShares remains constructive on the long-term prospects of the U.S. cannabis industry while recognizing that MSOX is intended for investors who understand and can tolerate its heightened risks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares MSOS Daily Leveraged ETF NAV
8/23/2022	$10,000	$10,000
8/31/2022	$12,326	$9,583
9/30/2022	$5,538	$8,700
10/31/2022	$7,428	$9,405
11/30/2022	$8,452	$9,930
12/31/2022	$2,397	$9,358
1/31/2023	$2,165	$9,946
2/28/2023	$1,998	$9,704
3/31/2023	$1,491	$10,060
4/30/2023	$1,359	$10,217
5/31/2023	$1,307	$10,261
6/30/2023	$1,292	$10,939
7/31/2023	$1,279	$11,291
8/31/2023	$1,733	$11,111
9/30/2023	$2,251	$10,581
10/31/2023	$1,042	$10,359
11/30/2023	$1,495	$11,305
12/31/2023	$1,455	$11,818
1/31/2024	$2,434	$12,017
2/29/2024	$1,973	$12,659
3/31/2024	$2,513	$13,066
4/30/2024	$2,886	$12,532
5/31/2024	$1,401	$13,154
6/30/2024	$1,120	$13,626
7/31/2024	$1,157	$13,792
8/31/2024	$745	$14,126
9/30/2024	$932	$14,428
10/31/2024	$766	$14,297
11/30/2024	$271	$15,136
12/31/2024	$183	$14,775
1/31/2025	$141	$15,187
2/28/2025	$115	$14,989
3/31/2025	$79	$14,144
4/30/2025	$104	$14,048
5/31/2025	$59	$14,932
6/30/2025	$56	$15,692
7/31/2025	$70	$16,044
8/31/2025	$228	$16,369
9/30/2025	$152	$16,967
10/31/2025	$127	$17,364
11/30/2025	$68	$17,407
12/31/2025	$89	$17,417
1/31/2026	$62	$17,670
2/28/2026	$55	$17,535
3/31/2026	$43	$16,662
4/30/2026	$76	$18,411
5/31/2026	$67	$19,380
6/30/2026	$67	$19,195

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	Since Inception 8/23/2022
AdvisorShares MSOS Daily Leveraged ETF NAV	19.88%	-72.71%
S&P 500 Index	22.32%	18.44%

Performance Inception Date	Aug. 23, 2022
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 69,414,964
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 413,420
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$69,414,964
  Total advisory fees paid$413,420
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Equity Fund	0.0%Footnote Reference**
Money Market Fund	3.3%
Assets Less Liabilities	96.7%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000227806
Shareholder Report [Line Items]
Fund Name	AdvisorShares Psychedelics ETF
Trading Symbol	PSIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$143	0.99%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

PSIL delivered strong positive returns for the fiscal year ended June 30, 2026, as renewed investor interest, clinical progress, and a more supportive policy environment contributed to improved sentiment across the psychedelic therapeutics sector. On April 18, 2026, President Trump signed an executive order directing the Department of Health and Human Services to expedite research, expand clinical trial participation, and prioritize regulatory review of psychedelic therapies for serious mental illness. Six days later, on April 24, 2026, the FDA issued National Priority Vouchers to three companies developing psychedelic-based therapies, a mechanism intended to compress standard drug review timelines to approximately one to two months. Positive Phase 3 clinical trial data for certain psilocybin-based therapies also contributed to improved sentiment during the period, while the Department of Veterans Affairs expanded its involvement in clinical trials evaluating psychedelic-assisted treatments.

These developments marked a departure from the prior FDA rejection of an MDMA-based therapy application in 2024, as subsequent trial designs sought to address the specific deficiencies identified in that earlier review. Notwithstanding this regulatory momentum, psilocybin, MDMA, and related compounds remained Schedule I controlled substances under federal law throughout the fiscal year, and no psychedelic compound had received FDA approval as of June 30, 2026.

The sector continued to be composed primarily of early-stage and micro-cap companies engaged in clinical research and development, a profile that contributes to substantial volatility tied to individual trial results, regulatory announcements, and shifts in investor sentiment. State and local decriminalization efforts, along with state-level medical psilocybin program development, also continued to evolve during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Psychedelics ETF NAV
9/15/2021	$10,000	$10,000
9/30/2021	$9,022	$9,617
10/31/2021	$9,385	$10,291
11/30/2021	$7,402	$10,220
12/31/2021	$5,582	$10,678
1/31/2022	$4,569	$10,125
2/28/2022	$4,150	$9,822
3/31/2022	$3,777	$10,187
4/30/2022	$2,955	$9,298
5/31/2022	$2,847	$9,315
6/30/2022	$2,556	$8,547
7/31/2022	$2,825	$9,335
8/31/2022	$3,820	$8,954
9/30/2022	$2,668	$8,129
10/31/2022	$2,414	$8,787
11/30/2022	$2,285	$9,278
12/31/2022	$1,897	$8,744
1/31/2023	$2,174	$9,293
2/28/2023	$2,091	$9,067
3/31/2023	$1,788	$9,399
4/30/2023	$1,718	$9,546
5/31/2023	$1,739	$9,588
6/30/2023	$1,878	$10,221
7/31/2023	$1,987	$10,550
8/31/2023	$1,674	$10,382
9/30/2023	$1,591	$9,887
10/31/2023	$1,453	$9,679
11/30/2023	$1,302	$10,563
12/31/2023	$1,433	$11,042
1/31/2024	$1,446	$11,228
2/29/2024	$1,480	$11,828
3/31/2024	$1,451	$12,208
4/30/2024	$1,264	$11,709
5/31/2024	$1,189	$12,290
6/30/2024	$990	$12,731
7/31/2024	$1,065	$12,886
8/31/2024	$889	$13,199
9/30/2024	$788	$13,480
10/31/2024	$1,234	$13,358
11/30/2024	$1,258	$14,142
12/31/2024	$1,154	$13,805
1/31/2025	$1,299	$14,190
2/28/2025	$1,329	$14,005
3/31/2025	$1,222	$13,215
4/30/2025	$1,202	$13,126
5/31/2025	$1,396	$13,952
6/30/2025	$1,458	$14,662
7/31/2025	$1,727	$14,991
8/31/2025	$1,795	$15,294
9/30/2025	$2,001	$15,853
10/31/2025	$2,112	$16,224
11/30/2025	$2,024	$16,264
12/31/2025	$2,002	$16,274
1/31/2026	$1,942	$16,510
2/28/2026	$1,970	$16,384
3/31/2026	$1,980	$15,568
4/30/2026	$2,312	$17,202
5/31/2026	$2,502	$18,107
6/30/2026	$2,746	$17,935

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	Since Inception 9/15/2021
AdvisorShares Psychedelics ETF NAV	88.38%	-23.65%
S&P 500 Index	22.32%	12.97%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 44,429,873
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 124,571
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$44,429,873
  Total advisory fees paid$124,571
  Total number of portfolio holdings32
  Period portfolio turnover rate64%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Healthcare - Services	2.6%
Pharmaceuticals	34.0%
Biotechnology	59.3%
Money Market Funds	7.1%
Assets Less Liabilities	(3.0)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000211119
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure Cannabis ETF
Trading Symbol	YOLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$60	0.47%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

YOLO recorded positive returns for the fiscal year ended June 30, 2026. The global cannabis sector continued to advance as an expanding number of jurisdictions moved toward more permissive regulatory frameworks. Countries across Europe, the Americas, and elsewhere continued to refine or expand legal cannabis access, with policy efforts generally aimed at displacing illicit markets, capturing tax revenue, and improving public health outcomes. This ongoing international diversification of legal cannabis markets remained a relevant factor for the fund, which maintains exposure to cannabis-related companies across both U.S. and non-U.S. markets.

In the United States, federal policy significantly advanced. On April 23, 2026, the Department of Justice issued a Final Order rescheduling cannabis subject to a state medical license, and cannabis in FDA-approved drug products, from Schedule I to Schedule III of the Controlled Substances Act and directed the DEA to restart formal rulemaking on broader rescheduling. Adult-use cannabis remains classified as a Schedule I substance under federal law, while its legal status and regulation are determined at the state level.

The developments across U.S. markets, along with continued growth in global cannabis exports and cross-border trade, contributed to improved sentiment toward the global cannabis sector over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Pure Cannabis ETF NAV
4/17/2019	$10,000	$10,000
4/30/2019	$10,353	$10,159
5/31/2019	$9,289	$9,513
6/30/2019	$9,194	$10,183
7/31/2019	$8,052	$10,330
8/31/2019	$7,059	$10,166
9/30/2019	$5,880	$10,356
10/31/2019	$5,397	$10,581
11/30/2019	$5,082	$10,965
12/31/2019	$4,992	$11,296
1/31/2020	$4,826	$11,291
2/29/2020	$4,056	$10,362
3/31/2020	$3,292	$9,082
4/30/2020	$3,676	$10,246
5/31/2020	$4,533	$10,734
6/30/2020	$4,344	$10,948
7/31/2020	$4,908	$11,565
8/31/2020	$5,334	$12,396
9/30/2020	$4,630	$11,925
10/31/2020	$4,903	$11,608
11/30/2020	$7,240	$12,879
12/31/2020	$7,342	$13,374
1/31/2021	$9,088	$13,239
2/28/2021	$10,816	$13,604
3/31/2021	$10,147	$14,200
4/30/2021	$9,437	$14,958
5/31/2021	$9,064	$15,062
6/30/2021	$9,120	$15,414
7/31/2021	$8,180	$15,780
8/31/2021	$7,754	$16,260
9/30/2021	$7,138	$15,503
10/31/2021	$6,507	$16,590
11/30/2021	$6,219	$16,475
12/31/2021	$5,856	$17,213
1/31/2022	$4,705	$16,322
2/28/2022	$4,726	$15,834
3/31/2022	$4,803	$16,421
4/30/2022	$3,636	$14,990
5/31/2022	$3,131	$15,017
6/30/2022	$2,372	$13,777
7/31/2022	$2,558	$15,048
8/31/2022	$2,546	$14,434
9/30/2022	$1,898	$13,105
10/31/2022	$2,231	$14,166
11/30/2022	$2,316	$14,957
12/31/2022	$1,630	$14,096
1/31/2023	$1,654	$14,981
2/28/2023	$1,523	$14,616
3/31/2023	$1,318	$15,152
4/30/2023	$1,258	$15,389
5/31/2023	$1,185	$15,456
6/30/2023	$1,171	$16,477
7/31/2023	$1,252	$17,006
8/31/2023	$1,434	$16,736
9/30/2023	$1,561	$15,938
10/31/2023	$1,176	$15,603
11/30/2023	$1,336	$17,027
12/31/2023	$1,392	$17,801
1/31/2024	$1,659	$18,100
2/29/2024	$1,621	$19,067
3/31/2024	$1,864	$19,680
4/30/2024	$2,076	$18,876
5/31/2024	$1,730	$19,812
6/30/2024	$1,559	$20,523
7/31/2024	$1,615	$20,773
8/31/2024	$1,468	$21,277
9/30/2024	$1,533	$21,731
10/31/2024	$1,486	$21,534
11/30/2024	$1,266	$22,798
12/31/2024	$1,131	$22,255
1/31/2025	$1,055	$22,874
2/28/2025	$980	$22,576
3/31/2025	$825	$21,304
4/30/2025	$939	$21,160
5/31/2025	$910	$22,491
6/30/2025	$883	$23,635
7/31/2025	$1,006	$24,166
8/31/2025	$1,717	$24,655
9/30/2025	$1,625	$25,555
10/31/2025	$1,489	$26,154
11/30/2025	$1,354	$26,218
12/31/2025	$1,534	$26,234
1/31/2026	$1,369	$26,614
2/28/2026	$1,405	$26,412
3/31/2026	$1,250	$25,097
4/30/2026	$1,510	$27,730
5/31/2026	$1,437	$29,190
6/30/2026	$1,363	$28,912

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 4/17/2019
AdvisorShares Pure Cannabis ETF NAV	54.34%	-31.62%	-24.17%
S&P 500 Index	22.32%	13.41%	15.88%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 34,258,147
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$34,258,147
  Total advisory fees paid$0
  Total number of portfolio holdings20
  Period portfolio turnover rate59%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Agriculture	10.6%
Distributors	7.9%
Equity Fund	23.0%
Household & Personal Products	3.8%
Pharmaceuticals	47.6%
Money Market Funds	11.0%
Assets Less Liabilities	(3.9)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000215439
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure US Cannabis ETF
Trading Symbol	MSOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$113	0.72%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

MSOS experienced gains during the fiscal year ended June 30, 2026.The year marked a significant shift for the U.S. cannabis sector following years of anticipation around federal rescheduling. On April 23, 2026, the Department of Justice issued a Final Order rescheduling cannabis subject to a state medical license, and cannabis in FDA-approved drug products, from Schedule I to Schedule III of the Controlled Substances Act. The DOJ also directed the DEA to restart formal rulemaking to consider broader rescheduling of adult-use cannabis, with an expedited administrative hearing scheduled to begin June 29, 2026. Adult-use cannabis remains classified as a Schedule I substance under federal law, while its legal status and regulation are determined at the state level.

The rescheduling removed affected state-licensed operators from the reach of Section 280E of the Internal Revenue Code, which had previously disallowed standard business tax deductions for companies trafficking in Schedule I or II substances, easing a longstanding tax burden on the industry. The Department of the Treasury and Internal Revenue Service subsequently indicated that further guidance on the resulting tax treatment would follow.

These developments coincided with continued growth in state-level cannabis sales and contributed to improved market sentiment and capital markets activity across the sector, including the first uplistings of U.S. listed cannabis companies to the NYSE. Price competition and market fragmentation at the state level remained ongoing considerations for the industry during the period. The Fund uses total return swap derivative contracts with multiple counterparties,  representing more than 70% of its total assets, to gain exposure to cannabis stocks the Fund cannot hold directly. The Fund does not use derivatives for leverage or hedging. While the swaps do have fees, they represent the performance of their underlying stocks and do not otherwise add or detract from the Fund’s performance.

The Fund uses total return swap derivative contracts with multiple counterparties, representing more than 70% of its total assets, to gain exposure to cannabis stocks that the Fund cannot hold directly. The Fund does not use derivatives for leverage or hedging. While the swaps do have fees, they represent the performance of their underlying stocks and do not otherwise add or detract from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Pure US Cannabis ETF NAV
9/1/2020	$10,000	$10,000
9/30/2020	$8,713	$9,548
10/31/2020	$9,965	$9,294
11/30/2020	$13,317	$10,311
12/31/2020	$14,525	$10,708
1/31/2021	$16,738	$10,600
2/28/2021	$19,054	$10,892
3/31/2021	$17,030	$11,369
4/30/2021	$16,961	$11,976
5/31/2021	$16,594	$12,060
6/30/2021	$16,086	$12,341
7/31/2021	$14,301	$12,634
8/31/2021	$13,048	$13,018
9/30/2021	$12,653	$12,413
10/31/2021	$10,928	$13,283
11/30/2021	$10,681	$13,191
12/31/2021	$10,237	$13,782
1/31/2022	$8,431	$13,068
2/28/2022	$8,704	$12,677
3/31/2022	$8,370	$13,148
4/30/2022	$6,154	$12,001
5/31/2022	$5,654	$12,023
6/30/2022	$4,151	$11,031
7/31/2022	$4,659	$12,048
8/31/2022	$5,270	$11,557
9/30/2022	$3,588	$10,492
10/31/2022	$4,397	$11,342
11/30/2022	$4,761	$11,976
12/31/2022	$2,839	$11,286
1/31/2023	$2,701	$11,995
2/28/2023	$2,643	$11,702
3/31/2023	$2,308	$12,132
4/30/2023	$2,214	$12,321
5/31/2023	$2,234	$12,375
6/30/2023	$2,198	$13,192
7/31/2023	$2,249	$13,616
8/31/2023	$2,705	$13,399
9/30/2023	$3,197	$12,761
10/31/2023	$2,241	$12,492
11/30/2023	$2,712	$13,633
12/31/2023	$2,788	$14,252
1/31/2024	$3,738	$14,492
2/29/2024	$3,432	$15,266
3/31/2024	$3,979	$15,757
4/30/2024	$4,499	$15,113
5/31/2024	$3,213	$15,863
6/30/2024	$2,932	$16,432
7/31/2024	$3,018	$16,632
8/31/2024	$2,531	$17,035
9/30/2024	$2,848	$17,399
10/31/2024	$2,666	$17,241
11/30/2024	$1,806	$18,253
12/31/2024	$1,523	$17,818
1/31/2025	$1,371	$18,315
2/28/2025	$1,265	$18,076
3/31/2025	$1,049	$17,057
4/30/2025	$1,270	$16,941
5/31/2025	$976	$18,008
6/30/2025	$956	$18,924
7/31/2025	$1,122	$19,348
8/31/2025	$2,206	$19,740
9/30/2025	$1,933	$20,461
10/31/2025	$1,790	$20,940
11/30/2025	$1,384	$20,991
12/31/2025	$1,879	$21,004
1/31/2026	$1,613	$21,309
2/28/2026	$1,554	$21,147
3/31/2026	$1,437	$20,094
4/30/2026	$2,055	$22,202
5/31/2026	$1,989	$23,371
6/30/2026	$2,042	$23,148

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 9/1/2020
AdvisorShares Pure US Cannabis ETF NAV	113.68%	-33.82%	-23.86%
S&P 500 Index	22.32%	13.41%	15.49%

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 1,047,407,492
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 5,015,433
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$1,047,407,492
  Total advisory fees paid$5,015,433
  Total number of portfolio holdings61
  Period portfolio turnover rate5%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Agriculture	0.3%
Household & Personal Products	0.9%
Pharmaceuticals	24.6%
Money Market Funds	5.8%
Assets Less Liabilities	68.4%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000223023
Shareholder Report [Line Items]
Fund Name	AdvisorShares Q Dynamic Growth ETF
Trading Symbol	QPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$164	1.45%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Over the 12-month fiscal period ended June 30, 2026, QPX outperformed its benchmark, the S&P 500 Index, returning 26.08% (NAV) versus 22.32% for the S&P 500 Index.

The portfolio maintained a substantial weight to the Technology sector throughout the fiscal year, with combined exposure through the Technology Select Sector SPDR ETF (XLK) and the iShares U.S. Technology ETF (IYW) averaging approximately 38% and generally ranging between 34% and 43%. This is the largest weight in the QPX allocation and is in line with the share of the technology sector in the S&P 500 index (39.4% as of June 30, 2026). Gold remained a consistent diversifying allocation, held throughout the fiscal year with an average weighting of approximately 17% and exposures ranging from roughly 9% to 27%. Consumer Discretionary exposure was also significant, averaging approximately 18%, while allocations to the Communication Services sector were generally steady, typically ranging between 6% and 9%. The portfolio additionally held Industrials exposure at varying levels during the period, reaching approximately 20% in select months.

In March 2026, the portfolio adopted a tactical risk-reduction posture in response to elevated market volatility as flagged by the proprietary QIX index, meaningfully reducing equity exposure and allocating approximately 25% of the portfolio to a short-duration Treasury collateral ETF while eliminating Consumer Discretionary exposure. The portfolio returned to its standard allocation framework in April 2026, and no further tactical rebalancing occurred through fiscal year-end.

The QIX index is a proprietary indicator designed to tactically and unemotionally identify market volatility and to help avoid drawdowns. When the QIX indicates normal volatility, QPX maintains long equity exposure; when the QIX is high, QPX maintains varying levels of fixed income / cash until a move back into equity is signaled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Q Dynamic Growth ETF NAV
12/28/2020	$10,000	$10,000
12/31/2020	$10,000	$10,057
1/31/2021	$10,039	$9,956
2/28/2021	$10,181	$10,230
3/31/2021	$10,238	$10,678
4/30/2021	$10,750	$11,248
5/31/2021	$10,612	$11,327
6/30/2021	$11,250	$11,591
7/31/2021	$11,445	$11,867
8/31/2021	$11,824	$12,227
9/30/2021	$11,192	$11,659
10/31/2021	$11,937	$12,476
11/30/2021	$12,034	$12,389
12/31/2021	$12,224	$12,944
1/31/2022	$11,209	$12,275
2/28/2022	$10,728	$11,907
3/31/2022	$11,112	$12,349
4/30/2022	$9,781	$11,272
5/31/2022	$9,651	$11,293
6/30/2022	$8,809	$10,361
7/31/2022	$9,828	$11,316
8/31/2022	$9,301	$10,855
9/30/2022	$8,269	$9,855
10/31/2022	$8,725	$10,653
11/30/2022	$9,215	$11,248
12/31/2022	$8,470	$10,600
1/31/2023	$9,289	$11,266
2/28/2023	$9,269	$10,991
3/31/2023	$10,069	$11,395
4/30/2023	$10,066	$11,573
5/31/2023	$10,801	$11,623
6/30/2023	$11,396	$12,391
7/31/2023	$11,794	$12,789
8/31/2023	$11,547	$12,585
9/30/2023	$10,952	$11,985
10/31/2023	$10,858	$11,733
11/30/2023	$11,703	$12,805
12/31/2023	$12,241	$13,387
1/31/2024	$12,221	$13,611
2/29/2024	$12,855	$14,338
3/31/2024	$13,086	$14,800
4/30/2024	$12,452	$14,195
5/31/2024	$12,942	$14,899
6/30/2024	$13,539	$15,434
7/31/2024	$13,538	$15,621
8/31/2024	$13,730	$16,000
9/30/2024	$14,162	$16,342
10/31/2024	$13,912	$16,194
11/30/2024	$14,590	$17,144
12/31/2024	$14,370	$16,736
1/31/2025	$14,719	$17,202
2/28/2025	$14,367	$16,977
3/31/2025	$13,737	$16,021
4/30/2025	$13,893	$15,912
5/31/2025	$14,726	$16,914
6/30/2025	$15,491	$17,774
7/31/2025	$15,807	$18,173
8/31/2025	$16,161	$18,541
9/30/2025	$17,170	$19,218
10/31/2025	$17,696	$19,668
11/30/2025	$17,564	$19,716
12/31/2025	$17,784	$19,728
1/31/2026	$18,199	$20,014
2/28/2026	$18,149	$19,862
3/31/2026	$16,954	$18,873
4/30/2026	$18,445	$20,853
5/31/2026	$19,746	$21,951
6/30/2026	$19,531	$21,742

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 12/28/2020
AdvisorShares Q Dynamic Growth ETF NAV	26.08%	11.67%	12.93%
S&P 500 Index	22.32%	13.41%	15.15%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 33,203,140
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 313,084
InvestmentCompanyPortfolioTurnover	315.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$33,203,140
  Total advisory fees paid$313,084
  Total number of portfolio holdings8
  Period portfolio turnover rate315%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Commodity Fund	17.9%
Equity Fund	79.8%
Money Market Funds	20.0%
Assets Less Liabilities	(17.7)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000092409
Shareholder Report [Line Items]
Fund Name	AdvisorShares Ranger Equity Bear ETF
Trading Symbol	HDGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$314	3.12%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	3.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the fiscal year ended June 30, 2026, the performance of HDGE was +1.25% (NAV) compared with +22.32% for the S&P 500 Index.

Several conditions benefited performance relative to the index over the prior year.

According to Federal Reserve data, U.S. households own a record amount of equities. As a result, we remain concerned that much of the buying power to sustain higher stock prices has been utilized. This high percentage of ownership makes the market vulnerable to a downturn.

Market valuations remain elevated, causing us to be concerned that they are not sustainable. The market is historically concentrated into the top 10 stocks in the S&P 500, largely driven by the optimism around artificial intelligence.

Recently, several artificial intelligence-oriented companies took equity stakes in their customers. This customer financing is reminiscent of what occurred near the top of the market back when Internet companies dominated the S&P 500.

Our own work suggests earnings quality is low. This has been coupled with numerous stocks with low earnings quality already showing deterioration in stock price performance. Low relative strength coupled with poor earnings quality benefits fund performance when there are a substantial number of stocks experiencing these conditions.

Lastly, investor sentiment is too bullish in our opinion with the spread between bullish and bearish advisors as measured by Investors Intelligence approaching 40%. We consider these levels a contrarian signal.

As a result, our outlook for the next twelve months is very bearish, and HDGE’s goal is to benefit from maximum damage in the equity markets both in terms of portfolio exposure and beta.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Ranger Equity Bear ETF NAV
6/2016	$10,000	$10,000
7/2016	$9,283	$10,369
8/2016	$8,962	$10,383
9/2016	$9,065	$10,385
10/2016	$9,324	$10,196
11/2016	$8,855	$10,573
12/2016	$8,736	$10,782
1/2017	$8,520	$10,987
2/2017	$8,387	$11,423
3/2017	$8,295	$11,436
4/2017	$8,233	$11,554
5/2017	$8,429	$11,716
6/2017	$8,076	$11,790
7/2017	$8,023	$12,032
8/2017	$8,171	$12,069
9/2017	$7,918	$12,318
10/2017	$7,917	$12,605
11/2017	$7,528	$12,992
12/2017	$7,417	$13,136
1/2018	$7,180	$13,888
2/2018	$7,680	$13,377
3/2018	$7,788	$13,037
4/2018	$7,902	$13,087
5/2018	$7,684	$13,402
6/2018	$7,356	$13,484
7/2018	$7,109	$13,986
8/2018	$6,938	$14,442
9/2018	$6,945	$14,524
10/2018	$7,529	$13,531
11/2018	$7,265	$13,807
12/2018	$7,946	$12,560
1/2019	$7,011	$13,567
2/2019	$6,500	$14,003
3/2019	$6,456	$14,275
4/2019	$6,059	$14,853
5/2019	$6,544	$13,909
6/2019	$6,020	$14,889
7/2019	$6,050	$15,103
8/2019	$6,577	$14,864
9/2019	$6,196	$15,142
10/2019	$5,988	$15,470
11/2019	$5,421	$16,031
12/2019	$5,077	$16,515
1/2020	$5,103	$16,509
2/2020	$5,367	$15,150
3/2020	$6,516	$13,279
4/2020	$5,513	$14,981
5/2020	$4,912	$15,694
6/2020	$4,588	$16,006
7/2020	$4,456	$16,909
8/2020	$4,120	$18,124
9/2020	$4,245	$17,436
10/2020	$4,190	$16,972
11/2020	$3,138	$18,830
12/2020	$2,869	$19,554
1/2021	$2,595	$19,356
2/2021	$2,454	$19,890
3/2021	$2,397	$20,761
4/2021	$2,282	$21,869
5/2021	$2,277	$22,022
6/2021	$2,174	$22,536
7/2021	$2,285	$23,071
8/2021	$2,335	$23,773
9/2021	$2,435	$22,667
10/2021	$2,373	$24,255
11/2021	$2,393	$24,087
12/2021	$2,333	$25,167
1/2022	$2,396	$23,864
2/2022	$2,346	$23,150
3/2022	$2,310	$24,009
4/2022	$2,618	$21,916
5/2022	$2,728	$21,956
6/2022	$3,010	$20,144
7/2022	$2,709	$22,001
8/2022	$2,667	$21,104
9/2022	$2,865	$19,160
10/2022	$2,689	$20,711
11/2022	$2,568	$21,869
12/2022	$2,720	$20,609
1/2023	$2,275	$21,904
2/2023	$2,283	$21,369
3/2023	$2,404	$22,154
4/2023	$2,441	$22,500
5/2023	$2,405	$22,598
6/2023	$2,137	$24,091
7/2023	$1,922	$24,865
8/2023	$2,043	$24,469
9/2023	$2,217	$23,302
10/2023	$2,421	$22,812
11/2023	$2,230	$24,895
12/2023	$1,984	$26,026
1/2024	$2,116	$26,464
2/2024	$2,059	$27,877
3/2024	$2,033	$28,774
4/2024	$2,215	$27,599
5/2024	$2,135	$28,967
6/2024	$2,139	$30,006
7/2024	$1,934	$30,372
8/2024	$1,975	$31,108
9/2024	$1,935	$31,773
10/2024	$1,942	$31,485
11/2024	$1,748	$33,333
12/2024	$1,830	$32,538
1/2025	$1,766	$33,444
2/2025	$1,894	$33,008
3/2025	$1,991	$31,148
4/2025	$2,094	$30,937
5/2025	$1,988	$32,884
6/2025	$1,890	$34,556
7/2025	$1,924	$35,332
8/2025	$1,787	$36,048
9/2025	$1,825	$37,364
10/2025	$1,871	$38,239
11/2025	$1,890	$38,333
12/2025	$1,868	$38,356
1/2026	$1,903	$38,912
2/2026	$1,985	$38,616
3/2026	$2,082	$36,694
4/2026	$1,949	$40,544
5/2026	$1,923	$42,678
6/2026	$1,914	$42,271

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares Ranger Equity Bear ETF NAV	1.25%	-2.52%	-15.24%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 65,888,438
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 917,191
InvestmentCompanyPortfolioTurnover	812.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$65,888,438
  Total advisory fees paid$917,191
  Total number of portfolio holdings56
  Period portfolio turnover rate812%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Commercial Services	(19.8)%
Software	(12.9)%
Retail	(11.7)%
REITS	(9.4)%
Banks	(8.7)%
Diversified Financial Services	(8.6)%
Insurance	(6.3)%
Media	(4.8)%
Internet	(1.5)%
Entertainment	(1.5)%
Healthcare - Services	(1.4)%
Building Materials	(1.4)%
Other	(6.3)%
Money Market Funds	62.6%
Assets Less Liabilities	131.7%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000105934
Shareholder Report [Line Items]
Fund Name	AdvisorShares STAR Global Buy-Write ETF
Trading Symbol	VEGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The principal investment strategy of VEGA is to invest in a globally diversified asset allocation with target equity and fixed income weights of 70% and 30%, respectively. VEGA also writes covered calls and purchases protective puts to mitigate portfolio market risk.

Within our global asset allocation, we tactically tilt our allocations into geographic regions and market capitalizations that we feel help to achieve the portfolio’s objectives and underweight areas that we believe have the potential to underperform. Throughout the most recent fiscal year, we have been underweighting small cap stocks in favor of domestic mid cap growth. In the second half of 2025, we started to see rotation out of growth and into value. That trend continued into the first half of 2026 negatively impacting our portfolio returns with respect to these allocations.

The fiscal year ended June 30, 2026, was a particularly strong period for risk assets as U.S. small cap stocks as measured by the Russell 2000 and emerging markets represented by the MSCI Emerging Market index were two of the strongest performers. We have maintained a consistent allocation to emerging market equities for their long-term return potential which benefited the strategy over this period. However, we continue to monitor changing index dynamics across both asset classes, with increased concentration in the top ten emerging market companies now crossing over 40% of the index’s weight, and the small cap rally primarily being driven by lower quality names within the index.

Developed large cap returns over the period were relatively consistent with the MSCI EAFE and S&P 500 both delivering just north of 20% returns. Our allocation remains tilted in favor of the S&P 500 with a more tactical allocation to the iShares U.S. Equity Factor Rotation ETF (DYNF) to take advantage of sector and style rotations occurring throughout the measurement period. DYNF outperformed the S&P 500 by 4% over this period, positively benefiting the fund’s performance.

Our fixed income allocation remains slightly underweight duration relative to the U.S. Bloomberg Aggregate bond index (Agg) which benefited us over the period, particularly in the first half of 2026. The U.S. Treasury yield re-steepened over the period with a dramatic decline in short-term rates as the Federal Reserve Open Market committee cut interest rates three times totaling 75bps in the back half of 2025. In 2026, however, we saw a rise in short to intermediate yields due to a rise in inflation primarily driven by energy prices, weighing on fixed income returns through the first half of 2026.

We rebalanced the portfolio in February 2026 to lower portfolio beta back in line with the long-term target of 0.65. The rebalance trimmed the portfolio’s equity exposure by 4% in favor of +2.7% in fixed income and +1.3% cash. There were no major changes to asset class exposures during this rebalance.

VEGA’s option overlay provides a structural risk mitigation tool as we write covered calls each month on the S&P 500 and purchase protective puts when prices and volatility warrant. Strong S&P 500 returns in April and May of 2026 on news of deescalation in the conflict with Iran and a corresponding drop in energy prices led us to close our options positions early and at a loss. However, a subsequent market pullback in June allowed us to close our options positions early at a marginal cost and re-issue new calls with the same maturity, increasing the amount of premium collected for the month. We take an active approach to our option overlay to both mitigate portfolio risk, but to also take advantage of swift market changes to benefit the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		MSCI All Country World Index (Net)
	AdvisorShares STAR Global Buy-Write ETF NAV
6/2016	$10,000	$10,000
7/2016	$10,225	$10,431
8/2016	$10,230	$10,466
9/2016	$10,234	$10,530
10/2016	$10,092	$10,351
11/2016	$10,230	$10,430
12/2016	$10,356	$10,655
1/2017	$10,487	$10,947
2/2017	$10,705	$11,254
3/2017	$10,733	$11,391
4/2017	$10,821	$11,569
5/2017	$10,894	$11,825
6/2017	$10,970	$11,878
7/2017	$11,125	$12,210
8/2017	$11,130	$12,257
9/2017	$11,261	$12,494
10/2017	$11,384	$12,753
11/2017	$11,518	$13,000
12/2017	$11,612	$13,210
1/2018	$11,954	$13,955
2/2018	$11,589	$13,369
3/2018	$11,434	$13,083
4/2018	$11,487	$13,208
5/2018	$11,667	$13,224
6/2018	$11,673	$13,153
7/2018	$11,936	$13,549
8/2018	$12,099	$13,656
9/2018	$12,085	$13,715
10/2018	$11,459	$12,687
11/2018	$11,593	$12,873
12/2018	$10,873	$11,966
1/2019	$11,540	$12,911
2/2019	$11,817	$13,256
3/2019	$11,982	$13,423
4/2019	$12,247	$13,876
5/2019	$11,758	$13,053
6/2019	$12,213	$13,908
7/2019	$12,298	$13,949
8/2019	$12,193	$13,618
9/2019	$12,327	$13,904
10/2019	$12,505	$14,285
11/2019	$12,756	$14,633
12/2019	$13,026	$15,149
1/2020	$12,948	$14,981
2/2020	$12,230	$13,771
3/2020	$10,971	$11,912
4/2020	$11,777	$13,188
5/2020	$12,169	$13,762
6/2020	$12,237	$14,202
7/2020	$12,743	$14,953
8/2020	$13,357	$15,868
9/2020	$12,975	$15,356
10/2020	$12,667	$14,983
11/2020	$13,672	$16,830
12/2020	$14,037	$17,611
1/2021	$13,947	$17,531
2/2021	$14,148	$17,937
3/2021	$14,467	$18,416
4/2021	$14,843	$19,222
5/2021	$14,943	$19,521
6/2021	$15,179	$19,778
7/2021	$15,291	$19,914
8/2021	$15,506	$20,413
9/2021	$15,051	$19,569
10/2021	$15,678	$20,568
11/2021	$15,349	$20,073
12/2021	$15,745	$20,876
1/2022	$15,150	$19,851
2/2022	$14,858	$19,338
3/2022	$15,079	$19,757
4/2022	$14,061	$18,175
5/2022	$14,108	$18,197
6/2022	$13,261	$16,663
7/2022	$13,996	$17,826
8/2022	$13,428	$17,170
9/2022	$12,415	$15,526
10/2022	$13,027	$16,463
11/2022	$13,835	$17,740
12/2022	$13,349	$17,042
1/2023	$14,145	$18,264
2/2023	$13,759	$17,740
3/2023	$14,110	$18,287
4/2023	$14,270	$18,550
5/2023	$14,135	$18,351
6/2023	$14,667	$19,417
7/2023	$15,000	$20,128
8/2023	$14,686	$19,565
9/2023	$14,146	$18,756
10/2023	$13,818	$18,192
11/2023	$14,775	$19,871
12/2023	$15,417	$20,826
1/2024	$15,451	$20,948
2/2024	$15,886	$21,847
3/2024	$16,267	$22,533
4/2024	$15,724	$21,789
5/2024	$16,222	$22,674
6/2024	$16,528	$23,179
7/2024	$16,783	$23,553
8/2024	$17,132	$24,151
9/2024	$17,348	$24,712
10/2024	$17,040	$24,158
11/2024	$17,641	$25,061
12/2024	$17,246	$24,468
1/2025	$17,629	$25,289
2/2025	$17,642	$25,137
3/2025	$17,161	$24,144
4/2025	$17,151	$24,369
5/2025	$17,774	$25,770
6/2025	$18,383	$26,927
7/2025	$18,549	$27,292
8/2025	$18,926	$27,966
9/2025	$19,446	$28,980
10/2025	$19,757	$29,628
11/2025	$19,797	$29,624
12/2025	$19,872	$29,934
1/2026	$20,242	$30,821
2/2026	$20,449	$31,217
3/2026	$19,516	$28,975
4/2026	$20,669	$31,923
5/2026	$21,281	$33,570
6/2026	$21,227	$33,301

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares STAR Global Buy-Write ETF NAV	15.47%	6.94%	7.82%
MSCI All Country World Index (Net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 89,286,796
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 649,517
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$89,286,796
  Total advisory fees paid$649,517
  Total number of portfolio holdings13
  Period portfolio turnover rate4%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Written Call Option	(0.0)%Footnote Reference**
Purchased Put Option	0.0%Footnote Reference**
Commodity Fund	1.6%
Debt Fund	26.9%
Equity Fund	68.3%
Money Market Funds	6.8%
Assets Less Liabilities	(3.6)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000194564
Shareholder Report [Line Items]
Fund Name	AdvisorShares Vice ETF
Trading Symbol	VICE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$98	0.99%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance across VICE — spanning alcohol, tobacco, restaurants, hospitality, and gaming — was mixed during the fiscal year ended June 30, 2026. The gambling and gaming segment remained a relative area of strength, as commercial gaming revenue, sports betting, and iGaming activity continued to grow, supported by continued legalization and expansion of online betting platforms across additional states.

This growth in legalized sports betting also contributed to a documented shift in consumer discretionary spending, with industry analysts noting that household spending on other categories, including alcohol, tended to decline in states where online sports betting became available as consumers reallocated spending toward betting activity. Alcohol producers also faced pressure from softer demand among certain consumer demographics amid broader affordability concerns during the period.

The tobacco industry continued to see declining traditional cigarette volumes, a trend it sought to offset through continued growth in alternative nicotine products, including e-cigarettes and heated tobacco alternatives. Restaurant and hospitality operators navigated a period of continued cost pressures and cautious consumer spending on discretionary dining and travel.

Overall, the Fund's performance during the fiscal year reflected this divergence, with continued strength in gaming and sports betting activity contrasted against softer conditions in select consumer discretionary categories elsewhere within the sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
		S&P 500 Index
	AdvisorShares Vice ETF NAV
12/12/2017	$10,000	$10,000
12/31/2017	$10,480	$10,044
1/31/2018	$10,658	$10,619
2/28/2018	$10,058	$10,228
3/31/2018	$9,997	$9,968
4/30/2018	$10,076	$10,006
5/31/2018	$10,157	$10,247
6/30/2018	$10,258	$10,310
7/31/2018	$10,387	$10,694
8/31/2018	$10,520	$11,042
9/30/2018	$10,812	$11,105
10/31/2018	$10,289	$10,346
11/30/2018	$9,728	$10,557
12/31/2018	$8,770	$9,604
1/31/2019	$9,572	$10,373
2/28/2019	$10,240	$10,706
3/31/2019	$10,388	$10,914
4/30/2019	$10,473	$11,356
5/31/2019	$9,761	$10,635
6/30/2019	$10,235	$11,384
7/31/2019	$10,073	$11,548
8/31/2019	$9,832	$11,365
9/30/2019	$9,636	$11,577
10/31/2019	$9,626	$11,828
11/30/2019	$10,214	$12,257
12/31/2019	$10,503	$12,627
1/31/2020	$10,223	$12,622
2/29/2020	$9,458	$11,583
3/31/2020	$7,995	$10,153
4/30/2020	$9,076	$11,454
5/31/2020	$9,612	$12,000
6/30/2020	$9,528	$12,238
7/31/2020	$10,353	$12,928
8/31/2020	$11,026	$13,858
9/30/2020	$10,930	$13,331
10/31/2020	$11,285	$12,977
11/30/2020	$12,005	$14,397
12/31/2020	$12,951	$14,951
1/31/2021	$13,307	$14,800
2/28/2021	$14,365	$15,208
3/31/2021	$14,558	$15,874
4/30/2021	$15,197	$16,721
5/31/2021	$15,073	$16,838
6/30/2021	$15,244	$17,231
7/31/2021	$13,751	$17,640
8/31/2021	$14,008	$18,177
9/30/2021	$13,729	$17,331
10/31/2021	$13,919	$18,545
11/30/2021	$12,980	$18,417
12/31/2021	$14,066	$19,242
1/31/2022	$12,889	$18,247
2/28/2022	$13,249	$17,700
3/31/2022	$12,880	$18,357
4/30/2022	$12,016	$16,757
5/31/2022	$11,611	$16,787
6/30/2022	$10,756	$15,402
7/31/2022	$11,510	$16,822
8/31/2022	$11,123	$16,136
9/30/2022	$10,095	$14,650
10/31/2022	$11,384	$15,836
11/30/2022	$12,139	$16,721
12/31/2022	$11,499	$15,757
1/31/2023	$12,165	$16,747
2/28/2023	$12,150	$16,339
3/31/2023	$12,104	$16,939
4/30/2023	$12,472	$17,203
5/31/2023	$11,494	$17,278
6/30/2023	$12,395	$18,420
7/31/2023	$12,645	$19,011
8/31/2023	$11,921	$18,709
9/30/2023	$11,068	$17,817
10/31/2023	$10,445	$17,442
11/30/2023	$11,413	$19,035
12/31/2023	$11,855	$19,900
1/31/2024	$11,833	$20,234
2/29/2024	$12,442	$21,314
3/31/2024	$13,037	$22,000
4/30/2024	$11,973	$21,102
5/31/2024	$12,625	$22,148
6/30/2024	$12,587	$22,943
7/31/2024	$13,309	$23,222
8/31/2024	$13,529	$23,785
9/30/2024	$13,992	$24,293
10/31/2024	$13,790	$24,073
11/30/2024	$14,803	$25,486
12/31/2024	$14,011	$24,878
1/31/2025	$14,355	$25,571
2/28/2025	$14,849	$25,238
3/31/2025	$13,996	$23,816
4/30/2025	$14,022	$23,654
5/31/2025	$14,813	$25,143
6/30/2025	$15,198	$26,422
7/31/2025	$15,699	$27,015
8/31/2025	$16,002	$27,562
9/30/2025	$15,929	$28,568
10/31/2025	$14,587	$29,237
11/30/2025	$14,320	$29,309
12/31/2025	$14,279	$29,327
1/31/2026	$14,507	$29,752
2/28/2026	$14,607	$29,526
3/31/2026	$14,191	$28,056
4/30/2026	$15,048	$30,999
5/31/2026	$14,836	$32,631
6/30/2026	$14,960	$32,320

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 year	5 year	Since Inception 12/12/2017
AdvisorShares Vice ETF NAV	-1.56%	-0.38%	4.83%
S&P 500 Index	22.32%	13.41%	14.71%

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 7,347,168
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 44,296
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$7,347,168
  Total advisory fees paid$44,296
  Total number of portfolio holdings25
  Period portfolio turnover rate206%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2026.
Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Lodging	3.0%
Food	4.4%
Semiconductors	4.6%
Energy - Alternate Sources	5.3%
REITS	6.3%
Software	7.1%
Beverages	13.1%
Agriculture	13.4%
Retail	18.8%
Entertainment	23.1%
Money Market Funds	6.4%
Assets Less Liabilities	(5.5)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831